Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 6.6%
317,594	(1)	Alphabet, Inc. - Class A	$28,602,516	4.3
19,067	(1)	NetFlix, Inc.	6,142,053	0.9
135,131	(1)	Pinterest, Inc.	3,393,139	0.5
61,364	(1)	Walt Disney Co.	6,112,468	0.9
			44,250,176	6.6

		Consumer Discretionary: 12.7%
346,339	(1)	Amazon.com, Inc.	32,635,524	4.8
5,356	(1)	Chipotle Mexican Grill, Inc.	7,986,225	1.2
10,602		Domino's Pizza, Inc.	3,117,094	0.5
62,142	(1)	Etsy, Inc.	7,544,660	1.1
66,029	(1)	Expedia Group, Inc.	7,195,180	1.1
22,526	(1)	Lululemon Athletica, Inc.	6,965,039	1.0
64,263		Ross Stores, Inc.	7,103,632	1.1
94,057		Starbucks Corp.	9,602,279	1.4
16,254	(1)	Tesla, Inc.	3,345,949	0.5
			85,495,582	12.7

		Consumer Staples: 5.5%
47,525		Constellation Brands, Inc.	10,631,342	1.6
47,967		Estee Lauder Cos., Inc.	11,658,379	1.7
106,649		Mondelez International, Inc.	6,951,382	1.0
55,036		Walmart, Inc.	7,822,267	1.2
			37,063,370	5.5

		Energy: 1.9%
31,522		Cheniere Energy, Inc.	4,959,671	0.7
55,467		Diamondback Energy, Inc.	7,797,551	1.2
			12,757,222	1.9

		Financials: 2.8%
16,125		LPL Financial Holdings, Inc.	4,024,155	0.6
18,949		MSCI, Inc. - Class A	9,894,221	1.4
73,808		Tradeweb Markets, Inc.	5,232,249	0.8
			19,150,625	2.8

		Health Care: 13.5%
57,205		Abbott Laboratories	5,818,893	0.9
177,609	(1)	Boston Scientific Corp.	8,297,892	1.2
28,825		Danaher Corp.	7,135,052	1.1
123,346	(1)	DexCom, Inc.	13,692,639	2.0
57,317		Eli Lilly & Co.	17,838,197	2.7
11,490		Humana, Inc.	5,687,780	0.8
34,211	(1)	Intuitive Surgical, Inc.	7,847,661	1.2
25,076		Stryker Corp.	6,591,979	1.0
20,065		UnitedHealth Group, Inc.	9,549,736	1.4
28,916	(1)	Vertex Pharmaceuticals, Inc.	8,394,026	1.2
			90,853,855	13.5

		Industrials: 7.4%
93,138		Emerson Electric Co.	7,703,444	1.1
16,358		Old Dominion Freight Line	5,549,615	0.8
22,467		Parker Hannifin Corp.	7,905,014	1.2
47,184		Quanta Services, Inc.	7,615,498	1.1
12,033		TransDigm Group, Inc.	8,950,988	1.3
9,448		United Rentals, Inc.	4,426,671	0.7
153,693	(1)	WillScot Mobile Mini Holdings Corp.	7,899,820	1.2
			50,051,050	7.4

		Information Technology: 45.4%
106,899	(1)	Advanced Micro Devices, Inc.	8,400,123	1.3
425,987		Apple, Inc.	62,794,744	9.3
20,434	(1)	Atlassian Corp.	3,357,919	0.5
37,704	(1)	Cadence Design Systems, Inc.	7,274,610	1.1
49,481	(1)	Crowdstrike Holdings, Inc.	5,971,862	0.9
82,487	(1)	Datadog, Inc.	6,311,905	0.9
36,630	(1)	Enphase Energy, Inc.	7,711,714	1.1
20,334	(1)	Gartner, Inc.	6,665,689	1.0
26,123		Intuit, Inc.	10,636,763	1.6
46,432	(1)	Keysight Technologies, Inc.	7,427,263	1.1
14,395		Lam Research Corp.	6,996,114	1.0
309,913		Microsoft Corp.	77,298,500	11.5
23,948		Motorola Solutions, Inc.	6,293,774	0.9
111,275		Nvidia Corp.	25,833,604	3.8
66,455	(1)	Palo Alto Networks, Inc.	12,518,128	1.9
68,252		Qualcomm, Inc.	8,431,170	1.3
13,220	(1)	ServiceNow, Inc.	5,713,287	0.9
140,782		Visa, Inc. - Class A	30,963,593	4.6
25,716	(1)	Workday, Inc.	4,769,547	0.7
			305,370,309	45.4

		Materials: 0.9%
44,821		FMC Corp.	5,788,632	0.9

		Real Estate: 1.4%
78,965		ProLogis, Inc.	9,744,281	1.4

		Utilities: 0.9%
88,197		NextEra Energy, Inc.	6,264,633	0.9

	Total Common Stock
	(Cost $522,166,795)		666,789,735	99.0

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
7,453,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.470%
		(Cost $7,453,000)	7,453,000	1.1

	Total Short-Term Investments
	(Cost $7,453,000)		7,453,000	1.1

	Total Investments in Securities (Cost $529,619,795)		$674,242,735	100.1
	Liabilities in Excess of Other Assets		(1,006,131)	(0.1)
	Net Assets		$673,236,604	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2023.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Common Stock*	$666,789,735	$–	$–	$666,789,735
Short-Term Investments	7,453,000	–	–	7,453,000
Total Investments, at fair value	$674,242,735	$–	$–	$674,242,735

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $540,470,789.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$175,663,150
Gross Unrealized Depreciation	(41,891,204)

Net Unrealized Appreciation	$133,771,946